INCOME TAX - Reconciliation between total expenses of income tax and tax expense - General information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2027 item	Dec. 31, 2026 item	Dec. 31, 2025 COP ($) item	Dec. 31, 2024 COP ($) item	Dec. 31, 2023 COP ($) item
Disclosure of income tax [line items]
Applicable tax rate (as a percent)			40.00%	40.00%	40.00%
Applicable tax rate, decree 1474 (as a percent)			50.00%
Individual value of Tax Value Unit | $			$ 49,799	$ 47,065	$ 42,412
Dividend withholding tax rate (as a percent)			10.00%	10.00%	10.00%
Bottom of range
Disclosure of income tax [line items]
Required percentage of increase in net income tax to get audit benefit (as a percent)			25.00%	25.00%	25.00%
Top of range
Disclosure of income tax [line items]
Required percentage of increase in net income tax to get audit benefit (as a percent)			35.00%	35.00%	35.00%
COLOMBIA
Disclosure of income tax [line items]
Applicable tax rate (as a percent)			35.00%	35.00%	35.00%
Tax value unit (UVT)			120,000	120,000	120,000
Tax rate of special free zone (as a percent)			20.00%	20.00%	20.00%
COLOMBIA | Forecast
Disclosure of income tax [line items]
Applicable tax rate (as a percent)	35.00%	35.00%
Tax value unit (UVT)	120,000	120,000
COLOMBIA | Surcharge
Disclosure of income tax [line items]
Applicable tax rate (as a percent)			5.00%	5.00%	5.00%
COLOMBIA | Surcharge | Forecast
Disclosure of income tax [line items]
Applicable tax rate (as a percent)	5.00%	5.00%
COLOMBIA | Capital gain Tax
Disclosure of income tax [line items]
Applicable tax rate (as a percent)			15.00%	15.00%
PANAMA
Disclosure of income tax [line items]
Applicable tax rate (as a percent)			25.00%	25.00%	25.00%
PERU
Disclosure of income tax [line items]
Applicable tax rate (as a percent)			29.50%	29.50%	29.50%
BARBADOS
Disclosure of income tax [line items]
Applicable tax rate (as a percent)			9.00%